FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS

32.	FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, we may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. We have entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective hedge the interest rate exposure. We do not hold or issue instruments for speculative or trading purposes. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however we do not anticipate non-performance by any of our counterparties.

We manage our debt portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates. We hedge account for certain of our interest rate swap arrangements designated as cash flow hedges. The net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective. The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings. As at December 31, 2015, we do not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

For the years ended December 31, 2015, 2014 and 2013 we recognized a net gain of $nil, $0.9 million and net loss of $0.5 million, respectively, in earnings relating to the ineffective portion of our interest rate swap agreements designated as hedges.

As of December 31, 2015, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	2015	1,250,000	2018/ 2021	1.13% to 1.94%
Receiving floating, pay fixed	2014	1,475,937	2015/ 2021	1.13% to 4.52%

The effect of cash flow hedging relationships relating to swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments	2015	2014	2013	2015	2014	2013
Interest rate swaps Other financial items, net	382	3,235	(1,644)	—	876	542
Interest rate swaps Gain on sale of the Golar Maria, net	—	—	2,370	—	—	—

The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2015	2014	2013
Interest rate swaps	—	3,483	4,148

As of December 31, 2015 and 2014, our accumulated other comprehensive gain included $nil and $4.0 million of unrealized losses, respectively, on interest rate swap agreements designated as cash flow hedges. Additionally, as of December 31, 2015, our accumulated other comprehensive gain included $0.2 million (2014: $0.6 million) of unrealized losses being our share of Golar Partners' other comprehensive income on swap agreements designated as cash flow hedges.

As of December 31, 2015, we do not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

Foreign currency risk

The majority of the vessels' gross earnings are receivable in U.S. dollars. The majority of our transactions, assets and liabilities are denominated in U.S. dollars, our functional currency. However, we incur expenditure in other currencies. There is a risk that currency fluctuations will have a negative effect on the value of our cash flows.

Equity price risk

Our Board of the Directors have approved a share repurchase scheme, which is being partly financed through the use of total return swap or equity swap facilities with third party banks, indexed to our own shares. We carry the risk of fluctuations in the share price of those acquired shares. The banks are compensated at their cost of funding plus a margin. As at December 31, 2015, the counterparty to the equity swap transactions had acquired 3.2 million shares in the Company at an average price of $41.10. In addition, we entered into a forward contract for the acquisition of 107,000 shares in Golar Partners at an average price of $18.75. The effect of our total return swap facilities in our consolidated statement of operations as at December 31, 2015 is a loss of $67.9 million. There is at present no obligation for us to purchase any shares from the counterparty.

In addition to the above equity swap transactions linked to our own securities, we may from time to time enter into short-term equity swap arrangements relating to securities of other companies.

Fair values of financial instruments

We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

There have been no transfers between different levels in the fair value hierarchy during the year.

The carrying value and fair value of our financial instruments, excluding short term receivables and payables, at December 31, 2015 and 2014 are as follows:

	Fair value	2015	2015	2014	2014
(in thousands of $)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	105,235	105,235	191,410	191,410
Restricted cash and short-term receivables	Level 1	408,563	408,563	74,587	74,587
Investment in available-for-sale securities	Level 1	25,530	25,530	275,307	275,307
Cost method investments (1)	Level 3	204,172	82,564	204,172	248,314
Short-term debt due from related parties (2)	Level 2	—	—	20,000	20,000
Short-term loans receivable (2)	Level 2	6,375	6,375	8,141	8,141
Short-term debt (2)	Level 2	408,978	408,978	108,781	108,781
Current portion of long-term debt (3)	Level 2	92,640	92,640	7,650	7,650
Long-term debt – convertible bond (3)	Level 2	243,369	231,945	238,037	251,555
Long-term debt (3)	Level 2	1,133,074	1,133,074	1,026,319	1,026,319
Derivatives:
Interest rate swaps asset (4) (5)	Level 2	5,330	5,330	12,603	12,603
Interest rate swaps liability (4) (5)	Level 2	4,597	4,597	3,038	3,038
Total return equity swap liability (6) (7)	Level 2	81,581	81,581	13,656	13,656

1.
The carrying value of our cost method investments includes our holdings in OLT Offshore LNG Toscana S.p.A (or OLT-O), but principally relates to our investments in Golar Partners (representing the general partner units and incentive distribution rights, or IDRs, which were measured at fair value as of the deconsolidation date December 13, 2012 and subsequently). The fair value of our IDRs held in Golar Partners is determined using a Monte Carlo simulation method, which takes into account the historical volatility, dividend yield and share price of their publicly traded common units.Similarly the general partner units’ fair value is based on the share price of their common units, but adjusted for restrictions over the transferability and reduction in voting rights. Accordingly, due to a fall in the share price of Golar Partners common units during the year, the fair value of our investments were lower than the carrying value. Refer to note 13 for further details.

With respect to our investment in OLT-O, as we have no established method of determining the fair value of this investment, we have not estimated its fair value as of December 31, 2015, but have not identified any changes in circumstances which would alter our view of fair value as disclosed.

2.	The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.

3.	Our debt obligations are recorded at amortized cost in the consolidated balance sheets.

4.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

5.
The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The fair value/carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges for accounting purposes as of December 31, 2014 was $0.4 million (with a notional amount of $100.9 million). We had no designated cash flow hedges for accounting purposes as of December 31, 2015.

6.	The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

7.	The fair values of the equity derivatives are classified as other current liabilities in the balance sheet.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

The carrying values of accounts receivable, accounts payable, accrued liabilities and working capital facilities approximate fair values because of the short maturity of these instruments.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

The carrying value for restricted cash and short-term receivables is considered to be equal to the estimated fair value because of their near term maturity.

The carrying value of the investment in available-for-sale ("AFS") securities reported in the balance sheet represents unrealized gains and losses on these securities, which are recognized directly in equity unless a gain is realized upon sale of these units or an unrealized loss is considered "other than temporary" in which case it is transferred to the statement of operations. The basis of valuation of the investment in AFS securities is at the market value of the quoted security.

The estimated fair value for the liability component of the unsecured convertible bonds is based on the quoted market price as at the balance sheet date.

The estimated fair values for both the floating long-term debt and long-term debt to a related party are considered to be equal to the carrying values since they bear variable interest rates, which are adjusted on a quarterly or six-monthly basis.

The estimated fair value of the financial guarantees is considered to be equal to the carrying amount. The financial guarantees were fair valued as of the deconsolidation date, December 13, 2012 or inception date. We did not identify any material changes in the fair value of the financial guarantees as at December 31, 2015.

The fair value measurement of a liability must reflect the non-performance of the entity. Therefore, the impact of our credit worthiness has also been factored into the fair value measurement of the derivative instruments in a liability position.

The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements. It is our policy to enter into master netting agreements with counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of the amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us.

The following table summarizes the fair value of derivative instruments on a gross basis recorded in our consolidated balance sheets as of December 31, 2015 and 2014:

	Balance sheet classification	2015	2014
(in thousands of $)
Asset Derivatives
Interest rate swaps not designated as hedges	Other non-current assets	5,330	12,603

Liability Derivatives
Interest rate swaps designated as hedges	Other current liabilities	—	365
Interest rate swaps not designated as hedges	Other current liabilities	4,597	2,673
Total return equity swap not designated as hedge	Other current liabilities	81,581	13,656
Total liability derivatives		86,178	16,694

We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2015 and 2014 would be adjusted as detailed in the following table:

	2015			2014
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	5,330	(216)	5,114	12,603	(292)	12,311
Total liability derivatives	4,597	(216)	4,381	3,038	(292)	2,746

The total return equity swap has a credit arrangement that requires us to provide cash collateral equaling 20% of the initial purchase price and to subsequently post additional cash collateral that corresponds to any further unrealized loss. As at December 31, 2015 cash collateral amounting to $92.8 million has been provided (see note 21).

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents and restricted cash to the extent that substantially all of the amounts are carried with Nordea Bank of Finland PLC, DNB Bank ASA, Citibank and Standard Chartered. However, we believe this risk is remote, as they are established and reputable establishments with no prior history of default.

There is a concentration of financing risk with respect to our long-term debt to the extent that a substantial amount of our long-term debt is carried with K-Sure, KEXIM and commercial lenders of our $1.125 billion facility, as well as with ICBCL in regards to our VIE loans (see notes 4 and 27). We believe these counterparties to be sound financial institutions. Therefore, we believe this risk is remote.

We have a substantial equity investment in our former subsidiary, Golar Partners, that from December 13, 2012 is considered as our affiliate and not our controlled subsidiary. As of December 31, 2015, our ownership interest was 30.7% and the aggregate value of the investments recorded in our balance sheet as of December 31, 2015 was $529.9 million being the aggregate of our ownership interest (common, subordinated and general partner interests) plus IDRs. Accordingly, the value of our investments and the income generated from Golar Partners is subject to specific risks associated with its business. Golar Partners operates in the same business as us and as of December 31, 2015 had a fleet of ten vessels managed by us, under contract, operating under medium to long-term charters with a concentrated number of charterers; BG Group, Petrobras, Pertamina, DUSUP, Nusantara Regas, KNPC, Eni and NEPCO. Furthermore, in the event the decline in the fair value of these investments to below the carrying value was determined to be other-than-temporary, we would be required to recognize an impairment loss (see note 13).

A further concentration of supplier risk exists in relation to our vessels undergoing FLNG conversion with Keppel and Black and Veatch. However, we believe this risk is remote as Keppel are global leaders in the shipbuilding and vessel conversion sectors while B&V is a global engineering, procurement and construction company. As is typical with newbuilding and conversion contracts, we have entered into either refund guarantee agreements with several banks in respect of newbuilding yards or we have been given guarantees by conversion yards.